UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
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Address:   535 Madison Avenue
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           New York, NY  10022
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            2/10/12
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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            9
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Form 13F Information Table Value Total:          72,201
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                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         Name of          Title of         Value  Shrs of    SH/   PUT/ Investme Other
          Issuer           Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManagers  Sole  Shared

AGREE REALTY CORP CMN       COM   00849210    2855   117086               Sole            Sole
CAPITAL SENIOR LIVING CORP  COM   14047510    5934   747360               Sole            Sole
CHATHAM LODGING TR CMN      COM   16208T10    2967   275252               Sole            Sole
COGDELL SPENCER INC CMN     COM   19238U10   12741  2997913               Sole            Sole
COUSINS PPTYS INC CMN       COM   22279510    8686  1355110               Sole            Sole
CUBESMART CMN               COM   22966310    9064   851900               Sole            Sole
EQUITY LIFESTYLE PROPERTIE  COM   29472R10   18148   272118               Sole            Sole
TERRENO REALTY CORPORATION  COM   88146M10    3535   233504               Sole            Sole
VANGUARD REIT VIPERS CMN    COM   92290855    8271   142600               Sole            Sole


